SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 22,367	$ 13,703	$ 27,125	$ 36,861
Computer equipment and software	71,553	70,586	46,120	15,529
Leasehold improvements	71,579	70,811	83,413
Leasehold improvement and equipment, gross	165,499	155,100	156,658	52,390
Less: accumulated depreciation	(122,911)	(101,124)	(56,001)	(28,198)
Leasehold improvement and equipment, net	$ 42,588	$ 53,976	$ 100,656	$ 24,192